Financial Liability - Additional Information (Detail)	12 Months Ended							1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($) Day	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2007	Dec. 31, 2011 Secured Debt	Sep. 26, 2011 Secured Debt USD ($)	Dec. 31, 2010 Convertible Notes USD ($)	Dec. 31, 2011 Motel 168 USD ($)	Dec. 31, 2011 Motel 168 Secured Debt USD ($)	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure USD ($)	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure USD ($)	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 American Depositary Share USD ($)
Debt Instrument [Line Items]
Issuance of convertible note	$ 0	0	1,188,823,000	0				$ 184,000,000
Issuance of convertible note, covering allotment option								24,000,000
Convertible note issuance date								2010-12-21
Convertible note maturity date					Dec. 10, 2012			Dec. 15, 2015
Convertible note interest rate								2.00%
Ordinary shares conversion rate																	20.2560
Principal amount of note	1,000
Shares conversion price																	$ 49.37
Minimum percentage of voting power, that should be owned by any "person" or "group", to be defined as fundamental change															50.00%
Principal amount of note, percentage			100.00%
Effective period of shelf registration statement after original issuance	210	210
Percentage of additional interest expense																0.50%
Fair value of financial liability											154,386,000	971,693,000	185,997,000	1,227,577,000
Foreign exchange gain		57,337,000	6,848,000
Fair value change of notes, loss		198,547,000	(9,040,000)
Debt issuance costs			42,559,000
Secured credit facility, maximum borrowing capacity							240,000,000			240,000,000
Loan facility period						4 years				4 years
Floating interest rate over LIBOR						3.90%				3.90%
Notional amount of interest rate swap									180,000,000
Fixed interest rate of interest rate swap									1.13%
Non-operating expenses		7,315,000